Financial and Capital Risk Management and Fair Value Measurement - Details the Group's Sensitivity to a 10% Change in the Period-End Rate (Detail) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement [line items]
Profit (loss) before tax	£ (36,093)		£ 14,241		£ (166,450)
Currency risk [member]
Statement [line items]
Profit (loss) before tax	(70)	$ (79)	13	$ (84)
Equity	£ (70)		£ 13			$ (79)	$ (84)